PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.4%

Penn Series Flexibly Managed Fund*	75,040	$4,311,062
Penn Series Index 500 Fund*	48,153	1,058,878
Penn Series Large Cap Value Fund*	65,043	1,548,683
Penn Series Large Core Value Fund*	126,058	2,097,598
Penn Series Mid Core Value Fund*	54,089	1,056,901
Penn Series Real Estate Securities Fund*	23,377	490,458

TOTAL AFFILIATED EQUITY FUNDS (Cost $10,684,197)		10,563,580

AFFILIATED FIXED INCOME FUNDS — 76.4%

Penn Series High Yield Bond Fund*	119,294	1,603,318
Penn Series Limited Maturity Bond Fund*	1,501,113	18,868,986
Penn Series Quality Bond Fund*	1,313,035	21,231,777

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,699,717)		41,704,081

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.1%

Penn Series Developed International Index Fund*	98,153	1,116,985
Penn Series International Equity Fund*	19,837	544,714

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,762,054)		1,661,699

SHORT-TERM INVESTMENTS — 1.0%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $570,371)	570,371	570,371

TOTAL INVESTMENTS — 99.9% (Cost $51,716,339)		54,499,731
Other Assets & Liabilities — 0.1%		62,076

TOTAL NET ASSETS — 100.0%		$54,561,807

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.